Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

NOTE 8 — DEPOSITS

The following table presents deposits detail, maturities and weighted average interest rates.

Deposits (dollars in millions)
	December 31, 2013	December 31, 2012
Deposits Outstanding	$ 12,526.5	$ 9,684.5
Weighted average contractual interest rate	1.65%	1.75%
Weighted average remaining number of days to maturity (1)	1,014 days	725 days

Contractual Maturities and Rates
Due in 2014 - (1.41%)(2)	$ 5,587.8
Due in 2015 - (1.53%)	2,190.0
Due in 2016- (2.14%)	766.3
Due in 2017 - (1.38%)	1,947.3
Due in 2018 - (1.84%)	793.4
Due after 2018 - (2.92%)	1,242.5
Deposits outstanding, excluding fresh start adjustments	$ 12,527.3

(1)	Excludes deposit accounts with no stated maturity.
(2)	Includes deposit accounts with no stated maturity.

	Years Ended December 31,
	2013	2012
Daily average deposits	$ 11,254.3	$ 7,699.6
Maximum amount outstanding	$ 12,605.3	$ 9,690.7
Weighted average contractual interest rate for the year	1.56%	1.98%

The following table presents the maturity profile of deposits with a denomination of $100,000 or more.

Certificates of Deposits $100,000 or More (dollars in millions)
	At December 31,
	2013	2012
U.S. Bank
Three months or less	$ 317.7	$ 241.6
After three months through six months	258.1	234.6
After six months through twelve months	601.7	619.8
After twelve months	1,501.9	1,119.3
Total U.S. Bank	$ 2,679.4	$ 2,215.3
Foreign Bank	$ 88.3	$ 98.6

Deposits were adjusted to estimated fair value at December 31, 2009 in FSA, and the net fair value premium will be recognized as a yield adjustment over the deposit lives. During 2013 and 2012, $4.3 million and $3.5 million, respectively of the fair value premium was recognized as a reduction to Interest Expense.